Other Receivables (Tables)	6 Months Ended
Jul. 31, 2025
Other Receivables
Schedule of other receivables

	July 31,	January 31,
	2025	2025
Net working capital adjustments receivable from acquisitions	341	—
Other receivables	18,762	16,931
	19,103	16,931